SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Oct. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and information pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The Company’s fiscal year-end is October 31.

The consolidated financial statements include all adjustments considered necessary, in the opinion of management, for a fair presentation of the Company’s financial position, results of operations, and cash flows for the periods presented.

Principle of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All significant inter-company transactions and balances between members of the Company are eliminated in consolidation.

Foreign currency translation

The Company and its wholly-owned subsidiaries use US$” as their reporting currency. The functional currency of the Company’s subsidiary in Singapore is Singapore Dollars (“SGD”) and the Company’s subsidiary in Hong Kong is Hong Kong dollar (“HK$”), which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the statements of operations during the year in which they occur.

Translation of foreign currencies

The functional currency is Singapore Dollars for the Company’s Singapore subsidiary and HK$ for Hong Kong subsidiary. The Company’s reporting currency is the US$. Assets and liabilities denominated in foreign currencies are translated at year-end exchange rates, statements of operations accounts are translated at average rates of exchange for the year and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income (loss).

	For the years ended
	October 31,
	2025	2024	2023

Average rate-US$/SGD	1.2954	–	–
Average rate-US$/HK$	7.8016	–	–

	As of October 31,
	2025	2024	2023

Year-end spot rate-US$/SGD	1.3012	–	–
Year-end spot rate-US$/HK$	7.7717	–	–

Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management include, but not limited to, allowance for credit losses against accounts receivable, valuation allowance for deferred tax assets, accounting of operating lease right-of-use assets, and operating lease liabilities. Actual results could differ from the estimates, and as such, differences could be material to the consolidated financial statements.

Cash and cash equivalents

Cash and cash equivalents represent cash in bank accounts and cash in escrow account. Cash in escrow account refers to funds held by a neutral third party, which will be transferred to the Company or its suppliers promptly upon the Company's instruction. Management believes that the Company is not exposed to any significant credit risk on cash. The Company did not hold any cash equivalents as of October 31, 2025 and 2024.

Cash and cash equivalents consist of the following:

	October 31, 2025	October 31, 2024

Cash in bank accounts	$582,565	$–
Cash in escrow account*	100,918	1,097
Total	$683,483	$1,097

*	Cash in escrow account as of October 31, 2025 have been fully collected as of the date of issuance date of the audited consolidated financial statements.

Accounts receivable, net

The Company accounts for its accounts receivable in accordance with ASC 326, Financial Instruments – Credit Losses. Under this standard, the Company estimates expected credit losses over the life of its accounts receivable using a current expected credit loss (CECL) model. Management evaluates the collectability of accounts receivable by considering factors such as historical collection experience, current economic conditions, customer creditworthiness, and other relevant factors.

Accounts receivable are written off when deemed uncollectible. Changes in the allowance for credit losses are recorded in the statements of operations as a component of general and administrative expenses. No allowance was required as of October 31, 2025.

Other receivables and prepaid expenses

Other receivables and prepaid expenses include rental deposits for rents and advance payments made to employee and vendors. An allowance for credit losses may be established and recorded based on management’s assessment of the likelihood of collection. Management reviews these items on a regular basis to determine if the allowance for credit losses is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against the allowance for credit losses after management has determined that the likelihood of collection is not probable. No allowance was required as of October 31, 2025 and 2024.

Leases – Right-of-Use Assets and Lease Liabilities

The Company accounts for leases with a term greater than 12 months in accordance with ASC 842, Leases. These leases are classified as operating leases, and the Company presents right-of-use (“ROU”) assets and corresponding lease liabilities on its consolidated balance sheet under a single classification.

ROU assets represent the Company’s right to use an underlying asset during the lease term. Lease liabilities represent the Company’s obligation to make lease payments. At lease commencement, ROU assets and lease liabilities are measured based on the present value of future lease payments, discounted using the Company’s incremental borrowing rate. ROU assets are subsequently amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the underlying asset. Lease liabilities are reduced as lease payments are made and increased for interest expense recognized using the effective interest method.

In March 2025, the Company recognized ROU assets and corresponding lease liabilities in connection with two separate operating lease arrangements—one for its wholly owned subsidiary KHOB LIMITED in Hong Kong and another forKHOB Pte. Ltd. in Singapore. The Hong Kong lease spans two years with monthly lease payments of HKD 8,000, while the Singapore lease also spans two years with monthly payments of SGD 1,700. Both leases are measured at the present value of the lease payments using the applicable incremental borrowing rates. As of October 31, 2025, the net carrying amount of the ROU assets was $36,764. The related lease liabilities totaled $36,799, of which $27,586 was classified as current liabilities and $9,213 as non-current liabilities on the consolidated balance sheet.

As of October 31, 2025, the weighted-average remaining lease term was 1.33 years and the weighted-average discount rate was 3.44%.

Website and Software Development Costs

The Company accounts for website and software development costs in accordance with ASC 350-50, Website Development Costs, and ASC 350-40, Internal-Use Software. The Company capitalized website development costs of $3,500 and $8,130 in May 2023 and January 2024, respectively, and software development costs of $13,000 in January 2024.

In accordance with ASC 350-50-25-7, costs incurred during the application and infrastructure development stage are capitalized. Conversely, costs incurred during the preliminary project stage are expensed as incurred in accordance with ASC 350-50-25-6. The Company amortizes these costs using the straight-line method over an estimated useful life of three years.

The Company evaluates the website and software development costs for potential impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. There were no impairments of intangible assets as of August 31, 2025 and 2024.

Fair Value of Financial Instruments

AS topic 820 "Fair Value Measurements and Disclosures" establishes a three-tier fair value hierarchy, which prioritizes the inputs in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers include:

Level 1:	defined as observable inputs such as quoted prices in active markets;
Level 2:	defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and
Level 3:	defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The carrying value included in current assets and current liabilities in the consolidated balance sheets approximate their fair values because of the short-term nature of such instruments. The fair value of longer-term leases approximates their recorded values as their stated interest rates approximate the rates currently available.

The Company’s non-financial assets, website and software development costs, would be measured at fair value only if they were determined to be impaired.

Impairment for long-lived assets

The Company reviews long-lived assets, including intangible assets (website and software), for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future pre-tax cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset Company), when the market prices are not readily available.

The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. As of October 31, 2025 and 2024, no impairment of long-lived assets was recognized.

Account payable

Accounts payable represent amounts due to software developers for software referral and development services, and amounts due to specialized contractors for Web3 consultancy and customization services.

Loan payable

As of October 31, 2024, the Company had a loan payable to Mr. Irakli Gunia. During December 2024, the loan balance increased by $2,620. Subsequently, the loan was fully forgiven. No loan payable was outstanding as of October 31, 2025. In accordance with U.S. GAAP, the forgiven amount of $15,565 was recognized as a gain in the consolidated statements of operations.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers. The core principle of ASC 606 is to depict the transfer of promised goods or services to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The Company applies ASC 606’s five-step model:

1.	Identify the contract(s) with a customer.
2.	Identify the performance obligations in the contract.
3.	Determine the transaction price.
4.	Allocate the transaction price to the performance obligations.
5.	Recognize revenue when (or as) a performance obligation is satisfied.

A contract is within the scope of ASC 606 when it is probable that the Company will collect the consideration to which it is entitled.

The Company operates under three principal revenue models:

1.	Collaborating with developers to provide and customize software solutions tailored to client requirements, recognizing revenue upon delivery or service completion.
2.	Referring clients to partner software developers and earning referral commissions upon project completion; or
3.	Provide consultancy and customization services to certain customers in the area of Web3.

Performance Obligations and Revenue Recognition

a) Software Solutions Revenues (Principal)

-	Nature of Promise: The Company facilitates the sale, customization, and implementation of software modules tailored to the clients’ requirements. Following contract execution, the Company may engage contractors to assist with development and delivery.
-	Performance Obligation: Each module represents a distinct performance obligation, with inseparable customization services bundled when applicable.
-	Timing of Satisfaction: Revenue is recognized at a point in time when the client signs a written confirmation of delivery, evidencing transfer of control. At that point, the Company invoices the client and the contractor invoices the Company.
-	Transaction Price: The consideration is typically a fixed amount specified in the customer contract.

b) Commission on Software Sales (Agent)

-	Nature of Promise: In referral arrangements, the Company acts as an agent by sourcing and arranging for a contractor to deliver software directly to the client. The Company is not involved in controlling the development or delivery process of the software and does not obtain control of the underlying software.
-	Principal vs. Agent Analysis: The contractor is responsible for fulfillment and bears delivery risk. The Company’s promise is limited to sourcing a suitable software contractor for the client; therefore, the Company acts as an agent.
-	Performance Obligation: To provide research, referral, and facilitation services.
-	Timing of Satisfaction: Revenue is recognized at a point in time, when the client signs confirmation of service or software delivery and the Company’s right to its commission is enforceable.
-	Transaction Price & Measurement: The Company recognizes only its net commission as revenue. Client payments flow through the Company, which deducts its commission and remits the balance to the contractor.

c) Consulting and Customization Services (Principal)

-	Nature of Promise: The Company provides consulting, implementation, and customization services, often working alongside contractors.
-	Performance Obligation: To provide the contracted professional services.
-	Timing of Satisfaction: Revenue is recognized at a point in time, when the client signs written confirmation of service completion, demonstrating that the performance obligation has been satisfied.
-	Transaction Price: Consideration is typically a fixed fee, invoiced upon client confirmation of service delivery.

Disaggregation of revenue

The following table presents the Company’s revenue disaggregated based on revenue source for the year ended October 31, 2025 and 2024:

	Year ended October 31
	2025	2024	2023
Consultancy services	$660,000	$–	$–
Commission for software sales	394,930	–	–
Software solutions & Sales	105,128	7,000	–
Tourism Programs	–	34,055	16,000
Total Revenue	$1,160,058	$41,055	$16,000

Revenue disaggregated by timing of revenue recognition for the years ended October 31, 2025 and 2024 is disclosed in the table below:

	For the years ended
	October 31,
	2025	2024	2023
Point in time:
Consultancy services	$660,000	$–	$–
Commission for software sales	394,930	–	–
Software solutions & Sales	105,128	7,000	–
Over time：
Tourism Programs	$–	$34,055	$16,000

Direct project costs

Direct project costs consist primarily of outsourcing costs for software consulting services in 2025, and support services fee of $14,000 for the tourism programs provided in 2024 by our former officer and director, Gaga Gvenetadze (which was recorded under cost of revenue in 2024). These costs are charged to the consolidated statements of operations as incurred.

Professional fees

Professional fees are mainly the service fees for audit, company secretary, legal, and other professional services which are needed during the ordinary course of our business operation.

Income Taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Jurisdictional Tax Considerations

The Company operates across three key jurisdictions—Nevada (USA), Singapore, and Hong Kong SAR—each offering distinct tax advantages that support its global business strategy.

Nevada does not impose a state corporate income tax, which reduces the Company’s overall state-level tax burden. However, the Company remains subject to U.S. federal corporate income tax and may be liable for other state-level obligations such as the Commerce Tax and Modified Business Tax, depending on revenue and payroll thresholds.

The Company is incorporated in the State of Nevada, which does not impose a state corporate income tax. As such, dividends received from foreign subsidiaries are not subject to state-level taxation. At the federal level, dividends received from the Company’s wholly owned subsidiaries in Singapore and Hong Kong are taxable. However, under Section 245A of the Internal Revenue Code, the Company may be eligible for a 100% dividends-received deduction on qualifying foreign-source dividends, provided the subsidiaries meet the criteria for Controlled Foreign Corporations (CFCs). This structure allows the Company to optimize its global tax position while remaining compliant with U.S. tax regulations.

Singapore applies a flat corporate income tax rate of 17%, with partial exemptions available for qualifying companies. The jurisdiction also offers a one-tier tax system, meaning dividends are tax-exempt at the shareholder level. Singapore’s transparent and business-friendly tax regime supports the Company’s regional operations through KHOB Pte. Ltd.

Hong Kong SAR follows a territorial tax system, taxing only profits sourced within Hong Kong. The two-tiered profits tax regime applies a rate of 8.25% on the first HKD 2 million of profits and 16.5% thereafter. Offshore income is generally exempt unless it falls under the refined Foreign-Sourced Income Exemption (FSIE) regime. This structure supports the Company’s operations through KHOB LIMITED and EASY SMART TECHNOLOGY LIMITED.

These tax environments contribute to the Company’s ability to optimize its global tax position while maintaining compliance with applicable laws and regulations. Income tax expense is determined and recorded on a legal entity basis. Tax losses of one entity are not used to offset taxable income of other entities within the consolidated group.”

Basic Income (Loss) Per Share

The Company computes income (loss) per share in accordance with FASB ASC 260 “Earnings per Share”. Basic loss per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted income (loss) per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

As of October 31, 2025, there were no potentially dilutive debt or equity instruments issued or outstanding.

Segment reporting

ASC Topic 280, Segment Reporting (“ASC 280”) establishes standards for reporting information about operating segments on a basis consistent with the Company’s organizational structure as well as information about geographical areas, business segments and the types of customers to help users of financial statements to better understand the Company’s performance, assess its prospects for future cash net cash flow and make more informed judgements about the Company in a whole.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are substantially all located in the Singapore and substantially all of the Company’s revenue and expense are derived in the Singapore. Therefore, no geographical segments are presented.

Commitment and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters, including, among others, government investigations and tax matters. In accordance with FASB ASC 450-20, “Loss Contingencies”, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income taxes (Topic 740), Improvements to Income Tax Disclosures, which provides guidance on the requirements such as the requirement that public business entities on an annual basis (i) disclose specific categories in the rate reconciliation and (ii)) provide additional information for reconciling items that meet a quantitative threshold. For public business entities, the new requirements will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the requirements will be effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The ASU should be applied prospectively. Retrospective application is permitted. The Company is currently evaluating the impact the adoption of ASU 2023-09 will have on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement–Reporting Comprehensive Income–Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”), which requires the disaggregation of certain expenses in the financial statements notes, to provide enhanced transparency into the expense captions presented on the face of the consolidated statement of operations. ASU 2024-03 is effective for annual reporting periods beginning January 1, 2027 and interim periods beginning January 1, 2028 and may be applied either prospectively or retrospectively. The Company is currently evaluating the impact that ASU 2024-03 will have on its related disclosures, and the transition method.

In December 2024, the FASB issued ASU 2024-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”. The amendments in ASU 2024-12 simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in ASU 2024-12 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2024. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2025. Early adoption of the amendments is permitted, including adoption in any interim period for (1) public business entities for periods for which financial statements have not yet been issued and (2) all other entities for periods for which financial statements have not yet been made available for issuance. An entity that elects to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Additionally, an entity that elects early adoption must adopt all the amendments in the same period. The Company is currently evaluating the impact of this new standard on Company’s consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The ASU introduces a practical expedient for the application of the current expected credit loss (“CECL”) model to current accounts receivable and contract assets. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years, Early adoption is permitted. The Company is currently evaluating the effect that ASU 2025-05 will have on its consolidated financial statements and related disclosures.

In September 2025, the FASB issued ASU 2025-06, Intangibles, Goodwill and Other Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. The ASU removes all references to software development stages throughout ASC 350-40. Therefore, under the ASU, an entity will be required to start capitalizing software costs when management has authorized and committed to funding the software project, and it is probable that the project will be completed and the software will be used to perform the intended function. The ASU is effective for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years. The ASU allows adoption either on a prospective basis, a modified prospective approach or a retrospective approach. The Company is currently evaluating the effects that ASU 2025-06 will have on its consolidated financial statements and related disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.